UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whitman Capital LLC
Address: 525 Middlefield Road, Suite 210
         Menlo Park, CA  94025

13F File Number:  028-05273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas F. Whitman
Title:     Member
Phone:     650-325-9700

Signature, Place, and Date of Signing:

 /s/  Douglas F. Whitman     Menlo Park, CA     July 21, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $104,453 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIONS SEMICONDUCTOR CO LTD   ADR              00507E107      538   215894 SH       SOLE                   215894        0        0
BROCADE COMMUNICATIONS SYS I   COM NEW          111621306     3941   640764 SH       SOLE                   640764        0        0
CEVA INC                       COM              157210105    24128   902658 SH       SOLE                   902658        0        0
CITRIX SYS INC                 COM              177376100    20209   275108 SH       SOLE                   275108        0        0
EXTREME NETWORKS INC           COM              30226D106      777   221929 SH       SOLE                   221929        0        0
GEEKNET INC                    COM NEW          36846Q203     3518   132265 SH       SOLE                   132265        0        0
KEYNOTE SYS INC                COM              493308100     7357   396626 SH       SOLE                   396626        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    14296   919364 SH       SOLE                   919364        0        0
OMNIVISION TECHNOLOGIES INC    COM              682128103     4124   116065 SH       SOLE                   116065        0        0
QLOGIC CORP                    COM              747277101    12844   692416 SH       SOLE                   692416        0        0
RIVERBED TECHNOLOGY INC        COM              768573107    12721   337862 SH       SOLE                   337862        0        0